NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Profit (loss) of combined entity as if combination occurred at beginning of period	$ 11,300	$ 6,100
Retained earnings	$ 77,936		$ 67,395
Advanced Automotive Innovations Inc. [member]
IfrsStatementLineItems [Line Items]
Ownership interest in subsidary	80.00%
Cust2Mate Ltd [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	76.78%